Basis Of Preparation And Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2019
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
Going concern basis of accounting:

2.1         Basis of Preparation: The consolidated financial statements have been prepared on a historical cost basis, except for financial instruments which are measured at fair value. The consolidated financial statements are presented in U.S. dollars and all values are rounded to the nearest thousand ($ 000s) except when otherwise indicated.

Going concern basis of accounting:

As of December 31, 2019, the Company was in compliance with the loan covenants of the agreement with EnTrust with loan balance of $37,000 as of December 31, 2019.

As of December 31, 2019, the Company reported a working capital deficit of $3,242 and accumulated deficit of $135,648.

The current low charter rates for drybulk vessels as a result of the coronavirus outbreak and its effects on world trade and financial markets have been adversely affecting the Company. The Company’s cash flow projections indicated that cash on hand and cash to be generated by operating activities might not be sufficient to cover the liquidity needs, including the debt obligations that become due in the twelve-month period ending following the issuance of these consolidated financial statements and the Company might not be able to meet the minimum liquidity requirements included in the loan agreement with EnTrust at certain measurement dates falling due within the 12 month period from the issuance of these financial statements.

The above conditions raise substantial doubt about the entity's ability to continue as a going concern. The Company is exploring several alternatives aiming to manage its working capital requirements and other commitments, including drawdown of additional funds available of $11,100 under the facility with Firment Shipping Inc, if needed raising of additional debt and discussions with other financial institutions and private funds to provide the Company with refinancing of the existing indebtedness. With respect to the Convertible Note that matures during March 2021 (Note 11), the Company anticipates that it will be converted to equity and no cash will be required for its repayment. As of December 31, 2019, the balance of the Convertible Note was approximately $3,579, principal and accrued interest.  As of the date of issue of these consolidated financial statements, within the first quarter of 2020, an amount of approximately $1,168, principal and accrued interest, has already been converted to equity (see also Note 22).

Management expects that the lenders will not demand payment of the loans before their maturity, provided that the Company pays scheduled loan instalments and accumulated interest as they fall due under the existing loan agreements. Management plans to settle loan interest and scheduled loan repayments with cash at hand and cash expected to be generated from the operations and from financing activities including the available line of credit under the facility with Firment Shipping Inc. The Company is dependent upon the continuous support of its shareholder Firment Shipping Inc to continue as a going concern. If for any reason the Company is unable to continue as a going concern, this could have an impact on the Company’s ability to realize assets at their recognized values and to extinguish liabilities in the normal course of business at the amounts stated in these consolidated financial statements.

Statement of Compliance: These consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

                Basis of Consolidation: The consolidated financial statements comprise the financial statements of Globus and its subsidiaries listed in note 1. The financial statements of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies.

All inter-company balances and transactions have been eliminated upon consolidation. Subsidiaries are fully consolidated from the date on which control is transferred to the Company and cease to be consolidated from the date on which control is transferred out of the Company.

Standards amendments and interpretations:

2.2          Standards amendments and interpretations:

The accounting policies adopted are consistent with those of previous financial year except for the following amended IFRS which have been adopted by the Company as of January 1, 2019.

  IFRS 16: Leases

IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract, i.e. the customer (“lessee”) and the supplier (“lessor”). The new standard requires lessees to recognize most leases on their financial statements. Lessees will have a single accounting model for all leases, with certain exemptions. Lessor accounting is substantially unchanged.

The Company has initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information presented for 2018 has not been restated and is presented as it was previously reported under IAS 17 and related interpretations. On transition, the Company has elected to apply the practical expedients available for leases with a remaining lease term of less than one year and leases of low value assets.

At transition, the Company identified the rental agreement with Cyberonica S.A., to give rise to a right of use asset and a corresponding liability estimated to approximately $674 as of January 1, 2019, calculated as the present value of minimum future lease payments. The discount rate used is the incremental cost of borrowing, amounting to 8%. In addition, the nature and recognition of expenses related to those leases changed as IFRS 16 replaced the straight-line operating lease expense with a depreciation charge for right-of-use assets and interest expense on lease liabilities. The depreciation charge for right-of-use assets for the year ended December 31, 2019, was approximately $112 and the interest expense on lease liabilities for the same period was approximately $51. As of December 31, 2019, the net carrying amount of the right of use asset was $562.

For time charters that qualify as leases, the Company is required to disclose lease and non-lease components of lease revenue. The revenue earned under time charters is not negotiated in its two separate components, but as a whole. For purposes of determining the standalone selling price of the vessel lease and technical management service components of the Company’s time charters, the Company concluded that the residual approach would be the most appropriate method to use given that vessel lease rates are highly variable depending on shipping market conditions, the duration of such charters and the age of the vessel. The Company believes that the standalone transaction price attributable to the technical management service component, including crewing services, is more readily determinable than the price of the lease component and, accordingly, the price of the service component is estimated using data provided by its technical department, which consist of the crew expenses, maintenance and consumable costs and was approximately $9,169 for the year ended December 31, 2019. The lease component that is disclosed then is calculated as the difference between total revenue and the non-lease component revenue and was approximately $6,454 for the year ended December 31, 2019.

  IFRS 9: Prepayment features with negative compensation (Amendment)

The Amendment allows financial assets with prepayment features that permit or require a party to a contract either to pay or receive reasonable compensation for the early termination of the contract (so that, from the perspective of the holder of the asset there may be ‘negative compensation’), to be measured at amortized cost or at fair value through other comprehensive income. Management has assessed that this amendment has no impact on the Company’s financial position or performance.

  IAS 28: Long-term Interests in Associates and Joint Ventures (Amendments)

The Amendments relate to whether the measurement, in particular impairment requirements, of long-term interests in associates and joint ventures that, in substance, form part of the ‘net investment’ in the associate or joint venture should be governed by IFRS 9, IAS 28 or a combination of both. The Amendments clarify that an entity applies IFRS 9 Financial Instruments, before it applies IAS 28, to such long-term interests for which the equity method is not applied. In applying IFRS 9, the entity does not take account of any adjustments to the carrying amount of long- term interests that arise from applying IAS 28. Management has assessed that these amendments have no impact on the Company’s financial position or performance.

  IFRIC INTERPETATION 23: Uncertainty over Income Tax Treatments

The Interpretation addresses the accounting for income taxes when tax treatments involve uncertainty that affects the application of IAS 12. The Interpretation provides guidance on considering uncertain tax treatments separately or together, examination by tax authorities, the appropriate method to reflect uncertainty and accounting for changes in facts and circumstances. Management has assessed that this interpretation has no impact on the Company’s financial position or performance.

  IAS 19: Plan Amendment, Curtailment or Settlement (Amendments)

The Amendments require entities to use updated actuarial assumptions to determine current service cost and net interest for the remainder of the annual reporting period after a plan amendment, curtailment or settlement has occurred. The Amendments also clarify how the accounting for a plan amendment, curtailment or settlement affects applying the asset ceiling requirements. Management has assessed that these amendments have no impact on the Company’s financial position or performance.

  The IASB has issued the Annual Improvements to IFRSs 2015 – 2017 Cycle, which is a collection of amendments to IFRSs. Management has assessed that these amendments have no impact on its financial position or performance.

  IFRS 3 Business Combinations and IFRS 11 Joint Arrangements: The amendments to IFRS 3 clarify that when an entity obtains control of a business that is a joint operation, it remeasures previously held interests in that business. The amendments to IFRS 11 clarify that when an entity obtains joint control of a business that is a joint operation, the entity does not remeasure previously held interests in that business.
  IAS 12 Income Taxes: The amendments clarify that the income tax consequences of payments on financial instruments classified as equity should be recognized according to where the past transactions or events that generated distributable profits has been recognized.
  IAS 23 Borrowing Costs: The amendments clarify paragraph 14 of the standard that, when a qualifying asset is ready for its intended use or sale, and some of the specific borrowing related to that qualifying asset remains outstanding at that point, that borrowing is to be included in the funds that an entity borrows generally.

Standards issued but not yet effective and not early adopted:

  Amendment in IFRS 10 Consolidated Financial Statements and IAS 28 Investments in Associates and Joint Ventures: Sale or Contribution of Assets between an Investor and its Associate or Joint Venture.

The amendments address an acknowledged inconsistency between the requirements in IFRS 10 and those in IAS 28, in dealing with the sale or contribution of assets between an investor and its associate or joint venture.  The main consequence of the amendments is that a full gain or loss is recognized when a transaction involves a business (whether it is housed in a subsidiary or not). A partial gain or loss is recognized when a transaction involves assets that do not constitute a business, even if these assets are housed in a subsidiary. In December 2015 the IASB postponed the effective date of this amendment indefinitely pending the outcome of its research project on the equity method of accounting. The application of this amendment will have no impact on the financial position or the performance of the Company since the Company is not an investment entity.

  Conceptual Framework in IFRS standards

The IASB issued the revised Conceptual Framework for Financial Reporting on March 29, 2018. The Conceptual Framework sets out a comprehensive set of concepts for financial reporting, standard setting, guidance for preparers in developing consistent accounting policies and assistance to others in their efforts to understand and interpret the standards. IASB also issued a separate accompanying document, Amendments to References to the Conceptual Framework in IFRS Standards, which sets out the amendments to affected standards in order to update references to the revised Conceptual Framework. Its objective is to support transition to the revised Conceptual Framework for companies that develop accounting policies using the Conceptual Framework when no IFRS Standard applies to a particular transaction. For preparers who develop accounting policies based on the Conceptual Framework, it is effective for annual periods beginning on or after January 1, 2020.

  IFRS 3: Business Combinations (Amendments)

The IASB issued amendments in Definition of a Business (Amendments to IFRS 3) aimed at resolving the difficulties that arise when an entity determines whether it has acquired a business or a group of assets. The Amendments are effective for business combinations for which the acquisition date is in the first annual reporting period beginning on or after January 1, 2020 and to asset acquisitions that occur on or after the beginning of that period, with earlier application permitted. Management does not expect that these amendments will have an impact on the Company’s financial position or performance.

  IAS 1 Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors: Definition of ‘material’ (Amendments)

The Amendments are effective for annual periods beginning on or after January 1, 2020, with earlier application permitted. The Amendments clarify the definition of material and how it should be applied. The new definition states that, ’Information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity’. In addition, the explanations accompanying the definition have been improved. The Amendments also ensure that the definition of material is consistent across all IFRS Standards. Management does not expect that these amendments will have an impact on the Company’s financial position or performance.

  Interest Rate Benchmark Reform - IFRS 9, IAS 39 and IFRS 7 (Amendments)

The amendments are effective for annual periods beginning on or after January 1, 2020 and must be applied retrospectively. Earlier application is permitted. In September 2019, the IASB issued amendments to IFRS 9, IAS 39 and IFRS 7, which concludes phase one of its work to respond to the effects of Interbank Offered Rates (IBOR) reform on financial reporting. Phase two will focus on issues that could affect financial reporting when an existing interest rate benchmark is replaced with a risk-free interest rate (an RFR). The amendments published, deal with issues affecting financial reporting in the period before the replacement of an existing interest rate benchmark with an alternative interest rate and address the implications for specific hedge accounting requirements in IFRS 9 Financial Instruments and IAS 39 Financial Instruments: Recognition and Measurement, which require forward-looking analysis. The amendments provided temporary reliefs, applicable to all hedging relationships that are directly affected by the interest rate benchmark reform, which enable hedge accounting to continue during the period of uncertainty before the replacement of an existing interest rate benchmark with an alternative nearly risk-free interest rate. There are also amendments to IFRS 7 Financial Instruments: Disclosures regarding additional disclosures around uncertainty arising from the interest rate benchmark reform. Management has assessed that these amendments will have no impact on the Company’s financial position or performanc

Significant accounting policies, judgments, estimates and assumptions:

2.3      Significant accounting policies, judgments, estimates and assumptions: The preparation of consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the amounts of revenues and expenses recognised during the reporting period.  However, uncertainty about these assumptions and estimates could result in outcomes that could require a material adjustment to the carrying amount of the asset or liability affected in the future.

         Judgments: In the process of applying the Company’s accounting policies, management has made the following judgments that had a significant effect on the amounts recognised in the consolidated financial statements.

  Allowance for doubtful trade accounts receivable:  Following adoption of IFRS 9 as of January 1, 2018, the Company measures allowance for all trade accounts receivable under the simplified model using the lifetime expected credit loss (“ECL”) approach. When estimating ECLs, the Company considers reasonable and supportable information that is available without undue cost or effort at the reporting date about past events, current conditions and forecasts of future economic conditions. Provisions for doubtful trade accounts receivable as of December 31, 2019 and 2018, were $23 and $68, respectively. No extra allowance for impairment over these receivables was recognized in opening accumulated deficit at January 1, 2018, on transition to IFRS 9.

Estimates and assumptions: The key assumptions concerning the future and other key sources of estimation uncertainty at the financial position date, that have a significant risk of causing a significant adjustment to the carrying amount of assets and liabilities within the next financial year, are discussed below. The Company based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond the control of the Company. Such changes are reflected in the assumptions when they occur.

  Carrying amount of vessels, net: Vessels are stated at cost, less accumulated depreciation (including depreciation of dry-docking costs and the amortization of the component attributable to favourable or unfavourable lease terms relative to market terms) and accumulated impairment losses. The estimates and assumptions that have the most significant effect on the vessels carrying amount are estimations in relation to useful lives of vessels, their residual value and estimated dry docking dates. The key assumptions used are further explained in notes 2.9 to 2.13.

  Impairment of Non-Financial Assets: The Company’s impairment test for non-financial assets is based on the assets’ recoverable amount, where the recoverable amount is the greater of fair value less costs to sell and value in use. The Company engaged independent valuation specialists to determine the fair value of non-financial assets as at December 31, 2019. The value in use calculation is based on a discounted cash flow model. The value in use calculation is most sensitive to the discount rate used for the discounted cash flow model as well as the expected net cash flows. See notes 2.13 and 5.

  Share based payments: The Company measures the cost of equity-settled transactions with employees by reference to the fair value of the equity instruments at the date at which they are granted. Estimating fair value for share-based payment transactions may require determination of the most appropriate valuation model, which is depended on the terms and conditions of the grant. This estimate also requires determination of the most appropriate inputs to the valuation model including, expected volatility and dividend yield and making assumptions about them. The assumptions and models used for estimating fair value for share-based payment transactions are disclosed in note 12.

Accounting for revenue and related expenses:

2.4     Accounting for revenue and related expenses: The Company generates its revenues from charterers for the charter hire of its vessels. Vessels are chartered using time charters and bareboat, where a contract is entered into for the use of a vessel for a specific period of time and a specified daily charter hire rate. If a time charter agreement exists and collection of the related revenue is reasonably assured, revenue is recognised on a straight-line basis over the period of the time charter. Such revenues are treated in accordance with IFRS 16 and the Company is required to disclose lease and non-lease components of lease revenue as explained in note 2.2 above. Associated voyage expenses are recognised on a pro-rata basis over the duration of the period of the time charter. Deferred revenue relates to cash received prior to the financial position date and is related to revenue earned after such date.

            Interest income: interest income is recognised as interest on an accrual basis.

Voyage expenses: Voyage expenses primarily consisting of port, canal and bunker expenses that are unique to a particular charter under time charter arrangements are paid by the charterer. Furthermore, voyage expenses include brokerage commission on revenue paid by the Company. Voyage expenses are accounted for on an accrual basis. Under a bareboat charter, the charterer assumes responsibility for all voyage expenses and risk of operation.

             Vessel operating expenses:  Vessel operating costs include crew costs, provisions, deck and engine stores, lubricating oil,   insurance, maintenance and repairs. Under bareboat charter arrangements, these expenses are paid by the charterer and by the Company under time charter and voyage charter arrangements. Vessel operating expenses are accounted for on an accrual basis. Under a bareboat charter, the charterer assumes responsibility for all vessel operating expenses and risk of operation.

Foreign currency translation:

2.5       Foreign currency translation: The functional currency of Globus and its subsidiaries is the U.S. dollar, which is also the presentation currency of the Company, since the Company’s vessels operate in international shipping markets, whereby the U.S. dollar is the currency used for transactions. Transactions involving other currencies during the period are converted into U.S. dollars using the exchange rates in effect at the time of the transactions. At the financial position dates, monetary assets and liabilities, which are denominated in currencies other than the U.S. dollar, are translated into the functional currency using the period-end exchange rate. Gains or losses resulting from foreign currency transactions are included in foreign exchange gains/(losses), net in the consolidated statement of comprehensive loss.

Cash and cash equivalents:

2.6       Cash and cash equivalents:  The Company considers highly liquid investments such as time deposits and certificates of deposit with original maturity of three months or less to be cash and cash equivalents.

Trade receivables, net:

2.7       Trade accounts receivable, net: The amount shown as trade accounts receivable at each financial position date includes estimated recoveries from charterers for hire, freight and demurrage billings, net of an allowance for doubtful accounts. Trade accounts receivable without a significant financing component are initially measured at their transaction price and subsequently measured at amortized cost less impairment losses, which are recognized in the consolidated statement of comprehensive loss. At each financial position date, all potentially uncollectible accounts are assessed individually for the purpose of determining the appropriate allowance for doubtful accounts. The provision for doubtful accounts at December 31, 2019 was $23 (2018: $68).

Inventories:	2.8 Inventories: Inventories consist of lubricants, bunkers and gas cylinders and are stated at the lower of cost and net realisable value. The cost is determined by the first-in, first-out method.
Vessels, net:

2.9       Vessels, net: Vessels are stated at cost, less accumulated depreciation (including depreciation of dry-docking costs and amortization of components attributable to favourable or unfavourable lease terms relative to market terms) and accumulated impairment losses.  Vessel cost consists of the contract price for the vessel and any material expenses incurred upon acquisition (initial repairs, improvements and delivery expenses, interest, commissions paid and on-site supervision costs incurred during the construction periods). Subsequent expenditures for conversions and major improvements are also capitalised when the recognition criteria are met. Otherwise these amounts are charged to expenses as incurred.

Deferred dry-docking costs:

2.10   Deferred dry-docking costs: Vessels are required to be dry-docked for major repairs and maintenance that cannot be performed while the vessels are operating. Dry-dockings occur approximately every 2.5 years. The costs associated with the dry-dockings are capitalised and depreciated on a straight-line basis over the period between dry-dockings, to a maximum of 2.5 years.  At the date of acquisition of a vessel, management estimates the component of the cost that corresponds to the economic benefit to be derived until the first scheduled dry-docking of the vessel under the ownership of the Company and this component is depreciated on a straight-line basis over the remaining period through the estimated dry-docking date.

Depreciation:

2.11    Depreciation: The cost of each of the Company’s vessels is depreciated on a straight-line basis over each vessel’s remaining useful economic life, after considering the estimated residual value of each vessel, beginning when the vessel is ready for its intended use. Management estimates that the useful life of new vessels is 25 years, which is consistent with industry practice. The residual value of a vessel is the product of its lightweight tonnage and estimated scrap value per lightweight ton. The residual values and useful lives are reviewed at each reporting date and adjusted prospectively. During the third quarter of 2017, the Company adjusted the scrap rate from $200/ton to $250/ton due to the increased scrap rates worldwide. This resulted to a decrease of $86 to the depreciation charge included in the consolidated statement of comprehensive loss for 2017. During the first quarter of 2018, the Company adjusted the scrap rate from $250/ton to $300/ton due to the increased scrap rates worldwide. This resulted to a decrease of $178 to the depreciation charge included in the consolidated statement of comprehensive loss for 2018. During 2019 the Company maintained the same scrap rate.

Amortization of lease component:

2.12    Amortization of lease component: When the Company acquires a vessel subject to an operating lease, it amortizes the amount reflected in the cost of that vessel that is attributable to favourable or unfavourable lease terms relevant to market terms, over the remaining term of the lease. The amortization is included in the line “amortization of fair value of time charter attached to vessels” in the income statement component of the consolidated statement of comprehensive loss.

Impairment of non-financial assets:

2.13   Impairment of non-financial assets: The Company assesses at each reporting date whether there is an indication that a vessel may be impaired. The vessel’s recoverable amount is estimated when events or changes in circumstances indicate the carrying value may not be recoverable. If such indication exists and where the carrying value exceeds the estimated recoverable amounts, the vessel is written down to its recoverable amount. The recoverable amount is the greater of fair value less costs to sell and value-in-use. In assessing value-in-use, the estimated future cash flows are discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the vessel. Impairment losses are recognised in the consolidated statement of comprehensive loss. A previously recognised impairment loss is reversed only if there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognised. If that is the case, the carrying amount of the asset is increased to its recoverable amount. That increased amount cannot exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognised for the asset in prior years. Such reversal is recognised in the consolidated statement of comprehensive loss. After such a reversal, the depreciation charge is adjusted in future periods to allocate the asset’s revised carrying amount, less any residual value, on a systematic basis over its remaining useful life (refer to note 5).

Long-term debt:

2.14   Long-term debt: Long-term debt is initially recognised at the fair value of the consideration received net of financing costs directly attributable to the borrowing.  After initial recognition, long-term debt is subsequently measured at amortized cost using the effective interest rate method.  Amortized cost is calculated by taking into account any financing costs and any discount or premium on settlement. Gains and losses are recognised in the income statement component of the consolidated statement of comprehensive loss when the liabilities are derecognised or impaired, as well as through the amortization process.

Financing costs:

2.15      Financing costs: Fees incurred for obtaining new loans or refinancing existing loans are deferred and amortized over the life of the related debt, using the effective interest rate method. Any unamortized balance of costs relating to loans repaid or refinanced is expensed in the period the repayment or refinancing is made. For the year ended December 31, 2019, the Company deferred financing costs of $880, which relate to the costs incurred for the new loan agreement with EnTrust Global’s Blue Ocean Fund (see Note 11 for more details). For the year ended December 31, 2018, the Company deferred financing costs of $253, which relate to the costs incurred for the new loan agreement with Macquarie Bank International Limited (see Note 11 for more details). For the year ended December 31, 2017, the Company did not incur any financing costs.

Borrowing costs:

2.16    Borrowing costs: Borrowing costs consist of interest and other costs that the Company incurs in connection with the borrowing of funds. Borrowing costs are expensed to the income statement component of the consolidated statement of comprehensive loss as incurred under “interest expense and finance costs” except borrowing costs that relate to a qualifying asset. A qualifying asset is an asset that necessarily takes a substantial period of time to get ready for its intended use. Borrowing costs that relate to qualifying assets are capitalised.

Operating segment:

2.17      Operating segment: The Company reports financial information and evaluates its operations by charter revenues and not by other factors such as length of ship employment for its customers i.e., spot or time charters or type of vessel. The Company does not use discrete financial information to evaluate the operating results for each such type of charter. Although revenue can be identified for these types of charters, management cannot and does not identify expenses, profitability or other financial information for these charters. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet and thus the Company has determined that it operates as one operating segment. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographical information is impracticable.

Provisions and contingencies:

2.18   Provisions and contingencies: Provisions are recognized when the Company has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and, a reliable estimate of the amount of the obligation can be made. Provisions are reviewed at each financial position date and adjusted to reflect the present value of the expenditure expected to be required to settle the obligation. Contingent liabilities are not recognized in the consolidated financial statements but are disclosed unless the possibility of an outflow of resources embodying economic benefits is remote, in which case there is no disclosure. Contingent assets are not recognized in the consolidated financial statements but are disclosed when an inflow of economic benefits is probable.

Pension and retirement benefit obligations:

2.19     Pension and retirement benefit obligations: The crew on board the vessels owned by the ship-owning companies owned by Globus is under short-term contracts (usually up to nine months) and, accordingly, the Company is not liable for any pension or post-retirement benefits payable to the crew.

             Provision for employees’ severance compensation: The Greek employees, of the Company are bound by the Greek Labour law. Accordingly, compensation is payable to such employees upon dismissal or retirement. The amount of compensation is based on the number of years of service and the amount of remuneration at the date of dismissal or retirement. If the employee remains in the employment of the Company until normal retirement age, they are entitled to retirement compensation which is equal to 40% of the compensation amount that would be payable if they were dismissed at that time. The number of employees that will remain with the Company until retirement age is not known. The Company has provided for the employees’ retirement compensation liability which amounted to $26 as at December 31, 2019 (2018: $87), calculated by using the Projected Unit Credit Method and disclosed under non-current liabilities in the consolidated statement of financial position.

Offsetting of financial assets and liabilities:

2.20   Offsetting of financial assets and liabilities: Financial assets and liabilities are offset and the net amount is presented in the consolidated financial position only when the Company has a legally enforceable right to set off the recognised amounts and intend either to settle such asset and liability on a net basis or to realize the asset and settle the liability simultaneously.

Financial assets and liabilities:

2.21    Financial assets and liabilities:

i.    Classification and measurement of financial assets and financial liabilities

On January 1, 2018, the Company adopted IFRS 9. IFRS 9 largely retains the existing requirements in IAS 39 for the classification and measurement of financial liabilities. However, it eliminates the previous IAS 39 categories for financial assets of held to maturity, loans and receivables and available for sale.

Under IFRS 9, on initial recognition, a financial asset is classified as measured at: amortized cost; fair value through other comprehensive income (FVOCI) - debt investment; FVOCI - equity investment; or fair value through profit or loss (FVTPL). The classification of financial assets under IFRS 9 is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics.

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as at FVTPL:

  it is held within a business model whose objective is to hold assets to collect contractual cash flows; and
  its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

A debt investment is measured at FVOCI if it meets both of the following conditions and is not designated as at FVTPL:

  it is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and
  its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

All financial assets not classified as measured at amortized cost or FVOCI as described above are measured at FVTPL. On initial recognition, the Company may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost or at FVOCI as at FVTPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.

A financial asset (unless it is a trade receivable without a significant financing component that is initially measured at the transaction price) is initially measured at fair value plus, for an item not at FVTPL, transaction costs that are directly attributable to its acquisition.

ii.    Impairment of financial assets

IFRS 9 replaces the 'incurred loss' model in IAS 39 with an 'expected credit loss' (ECL) model. The new impairment model applies to financial assets measured at amortized cost, contract assets and debt investments at FVOCI, but not to investments in equity instruments. Under IFRS 9, credit losses are recognized earlier than under IAS 39.

The financial assets at amortized cost consist of trade accounts receivable and cash and cash equivalents.

Under IFRS 9, loss allowances are measured on either of the following bases:

  12-month ECLs: these are ECLs that result from possible default events within the 12 months after the reporting date; and
  lifetime ECLs: these are ECLs that result from all possible default events over the expected life of a financial instrument.

When determining whether the credit risk of a financial asset has increased significantly since initial recognition and when estimating ECLs, the Company considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes both quantitative and qualitative information and analyses, based on the Company's historical experience and informed credit assessment and including forward-looking information.

The Company assumes that the credit risk on a financial asset has increased significantly if it is more than 180 days past due.

The Company considers a financial asset to be in default when:

  the counterparty is unlikely to pay its contractual obligations to the Company in full, without recourse by the Company to actions such as realising security (if any is held); or
  the financial asset is more than 1 year past due.

The maximum period considered when estimating ECLs is the maximum contractual period over which the Company is exposed to credit risk.

ECLs are a probability-weighted estimate of credit losses. Credit losses are measured as the present value of all cash shortfalls (i.e. the difference between cash flows due to the entity in accordance with the contract and cash flows that the Company expects to receive). ECLs are discounted at the effective interest rate of the financial asset.

Loss allowances for financial assets measured at amortized cost are deducted from the gross carrying amount of the assets. The Company has determined that the application of IFRS 9's impairment requirements at January 1, 2018, has not resulted to any additional impairment allowance.

iii.   Derecognition of financial assets

A financial asset (or, where applicable a part of a financial asset or part of a group of similar financial assets) is derecognised where:

  the rights to receive cash flows from the asset have expired;
  the Company retains the right to receive cash flows from the asset, but has assumed an obligation to pay them in full without material delay to a third party under a “pass-through” arrangement; or
  the Company has transferred its rights to receive cash flows from the asset and either (a) has transferred substantially all the risks and rewards of the assets, or (b) has neither transferred nor retained substantially all the risks and rewards of the asset but has transferred control of the asset.

Where the Company has transferred its rights to receive cash flows from an asset and has neither transferred nor retained substantially all the risks and rewards of the asset nor transferred control of the asset, the asset is recognised to the extent of the Company’s continuing involvement in the asset.

Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Company could be required to repay.

iv. Derecognition of Financial liabilities:

A financial liability is derecognised when the obligation under the liability is discharged or cancelled or expires.

Where an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and the recognition of a new liability, and, the difference in the respective carrying amounts is recognised in profit or loss.

Leases - where the Company is the lessee:

2.22    Leases – where the Company is the lessee: The Company applies a single recognition and measurement approach for all leases, except for short term leases and leases of low value assets. The Company recognizes lease liabilities to make payments and right of use assets representing the right of use of the underlying asset. The Company recognises right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognised, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets. If ownership of the leased asset transfers to the Group at the end of the lease term or the cost reflects the exercise of a purchase option, depreciation is calculated using the estimated useful life of the asset.

                At the commencement date of the lease, the Company recognises lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including any in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and any amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Company and payments of penalties for terminating the lease, if the lease term reflects the Company exercising the option to terminate. Variable lease payments that do not depend on an index or a rate are recognised as expenses (unless they are incurred to produce inventories) in the period in which the event or condition that triggers the payment occurs. In calculating the present value of lease payments, the Company uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (e.g., changes to future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the assessment of an option to purchase the underlying asset.

Leases - where an entity is the lessor:

2.23   Leases – where an entity is the lessor: Leases of vessels where the entity does not transfer substantially all the risks and benefits of ownership of the vessel are classified as operating leases. Lease income on operating leases is recognised on a straight-line basis over the lease term. Contingent rents are recognised as revenue in the period in which they are earned.

Insurance:

2.24   Insurance: The Company recognizes insurance claim recoveries for insured losses incurred on damage to vessels.  Insurance claim recoveries are recorded, net of any deductible amounts, at the time the Company’s vessels suffer insured damages. They include the recoveries from the insurance companies for the claims, provided there is evidence the amounts are virtually certain to be received.

Share based compensation:

2.25     Share based compensation: Globus operates equity-settled, share-based compensation plans. The value of the service received in exchange of the grant of shares is recognized as an expense. The total amount to be expensed over the vesting period is determined by reference to the fair value of the share awards at the grant date. The relevant expense is recognized in the income statement component of the consolidated statement of comprehensive loss, with a corresponding impact in equity.

Share capital:

2.26     Share capital: Common shares and preferred shares are classified as equity. Incremental costs directly attributable to the issue of new shares are recognised in equity as a deduction from the proceeds.

Dividends:	2.27 Dividends: Dividends to shareholders are recognised in the period in which the dividends are declared and appropriately authorised and are accounted for as dividends payable until paid.
Fair value measurement:

2.28    Fair value measurement: The Company measures financial instruments, such as, derivatives and non-financial assets at fair value at each reporting date. In addition, fair values of financial instruments measured at amortised cost are disclosed in note 21. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either, a) in the principal market for the asset or the liability or b) in the absence of a principal market, in the most advantageous market for the asset or liability both being accessible by the Company. The fair value of an asset or a liability is measured using the assumptions that the market participants would use when pricing the asset or liability, assuming that the market participants act in their best economic interest. A fair value measurement of a non-financial asset takes into account the market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use. The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximising the use of relevant observable inputs and minimising the use of unobservable inputs.

The Company uses the following hierarchy for determining and disclosing the fair value of assets and liabilities by valuation technique:

Level 1: quoted (unadjusted) prices in active markets for identical assets or liabilities.

Level 2: other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly.

Level 3: techniques which use inputs which have a significant effect on the recorded fair value that are not based on observable market data.

For assets and liabilities that are recognised in the consolidated financial statements on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by reassessing categorization at the end of each reporting period.

The Company engaged independent valuation specialists to determine the fair value of non-financial assets

Current versus non-current classification:

2.29   Current versus non-current classification: The Company presents assets and liabilities in the consolidated statement of financial position based on current/non-current classification.

            An asset as current when it is:

  Expected to be realised or intended to be sold or consumed in a normal operating cycle
  Held primarily for the purpose of trading
  Expected to be realised within twelve months after the reporting period
  Cash or cash equivalent

            All other assets are classified as non-current.

            A liability is current:

             It is expected to be settled in a normal operating cycle
             It is held primarily for the purpose of trading
             It is due to be settled within twelve months after the reporting period
             There is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period.

            All other liabilities are classified as non-current.

Embedded Derivatives:

2.30   Embedded Derivatives: An embedded derivative is a component of a hybrid contract that also includes a non-derivative host, with the effect that some of the cash flows of the combined instrument vary in a way similar to a stand-alone derivative. An embedded derivative is separated from the host contract if, and only if (IFRS 9.4.3.3):

(a) the economic characteristics and risks of the embedded derivative are not closely related to the economic characteristics and risks of the host;

(b) a separate instrument with the same terms as the embedded derivative would meet the definition of a derivative; and

(c) the hybrid contract is not measured at fair value with changes in fair value recognised in profit or loss (i.e. a derivative that is embedded in a financial liability at fair value through profit or loss is not separated).

The Company’s embedded derivatives are separated to the derivative component and the non-derivative host. The derivative component is shown separately from the non-derivative host in the consolidated statement of financial position at fair value. The changes in the fair value of the derivative financial instrument are recognized in the consolidated statement of comprehensive loss. The Company has determined there are derivative financial liabilities as of December 31, 2019 (see Note 11). The fair value of the embedded derivative instruments at December 31, 2019, is estimated using: i) the Black-Scholes option-pricing model for the embedded derivative included in the Firment Shipping Inc. Credit Facility with the following assumptions: (a) no dividend yield as the Company does not expect to pay a dividend in the foreseeable future, (b) weighted average expected volatility of 85%, (c) risk free rate of 1.59% determined by management using the applicable Treasury Bill as of the measurement date, (d) market value of common stock of $0.99 and (e) expected life of 0.89 years as at December 31, 2019 and ii) the least squares approach on the Monte Carlo simulation for the embedded derivative included into the Convertible Note with the following assumptions: (a) the closing stock price on December 31, 2019, of $0.99, (b) the average logarithmic price change during the 6 month historical period of -0.68%, (c) the daily volatility for the 6 month period preceding the valuation date of 5.31%, (d) 10,000 iterations, (e) 50 remaining trading days as at December 31, 2019, (f) 1.535% risk free rate determined by management using the applicable 3 month Treasury Bill as at December 31, 2019 and, (g) conversion and floor price of $1.00 per share.

For the year ended December 31, 2018, the fair value of the embedded derivative included into the Firment Shipping Credit Facility, was estimated using the Black-Scholes option-pricing model with the following assumptions: (a) no dividend yield as the Company did not expect to pay a dividend in the foreseeable future, (b) weighted average expected volatility of 80%, (c) risk free rate of 2.48% determined by management using the applicable Treasury Bill as of the measurement date, (d) market value of common stock of $2.88 and (e) expected life of 1.89 years as at December 31, 2018.

Restricted cash

2.31 Restricted Cash: Restricted cash represents pledged cash deposits or minimum liquidity required to be maintained under the Company's borrowing arrangements. In the event that the obligation to maintain such deposits is expected to be terminated within the next twelve months, these deposits are classified as current assets. Otherwise they are classified as non-current assets.